Property, Plant and Equipments (Detail)	12 Months Ended
Jun. 30, 2015
Minimum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Maximum | Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	13 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years